UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02857 811-21434

Name of Fund: BlackRock Total Return Fund of BlackRock Bond Fund, Inc. Master Total Return Portfolio of Master Bond LLC Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Total
Return Fund of BlackRock Bond Fund, Inc. and Master Total Return Portfolio of Master
Bond LLC, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box
9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2008

Date of reporting period: 10/01/2007 – 12/31/2007

Item 1 – Schedule of Investments

Master Total Return Portfolio of Master Bond LLC
Schedule of Investments as of December 31, 2007 (Unaudited)			(in U.S. dollars)

	Face
	Amount	Asset-Backed Securities+	Value

USD	580,803	ACE Securities Corp. Series 2003-OP1 Class A2,
		5.225% due 12/25/2033 (b)	$ 555,369
	11,203,000	ACE Securities Corp. Series 2005-ASP1 Class M1,
		5.545% due 9/25/2035 (b)	7,523,935
	10,015,659	ACE Securities Corp. Series 2005-HE6 Class A2B,
		5.07% due 10/25/2035 (b)(e)	9,882,150
	428,540	Aegis Asset Backed Securities Trust Series 2006-1
		Class A1, 4.945% due 1/25/2037 (b)	417,258
	29,308,000	American Express Credit Account Master Trust
		Series 2003-2 Class A, 4.346% due 10/15/2010 (b)(e)	29,317,496
	2,675,000	American Express Credit Account Master Trust Series
		2005-3 Class A, 4.236% due 1/18/2011 (b)	2,674,482
	11,525,000	Ameriquest Mortgage Securities, Inc. Series 2003-7
		Class M1, 5.715% due 8/25/2033 (b)	8,643,750
	29,100,000	Banc of America Securities Auto Trust Series 2006-
		G1 Class A4, 5.17% due 12/20/2010	29,336,010
	32,000,000	Bank One Issuance Trust Series 2002-A6 Class A,
		4.426% due 6/15/2012 (b)	31,977,763
	2,375,000	Bank One Issuance Trust Series 2003-A3 Class A3,
		4.346% due 12/15/2010 (b)	2,375,764
	5,134,523	Bear Stearns Asset Backed Securities Trust Series
		2005-4 Class A, 5.20% due 1/25/2036 (b)	4,569,725
	20,498,312	Bear Stearns Asset Backed Securities Trust Series
		2005-HE10 Class A2, 5.16% due 8/25/2035 (b)	19,278,027
	11,407,000	Bear Stearns Asset Backed Securities Trust Series
		2005-SD1 Class 1A2, 5.165% due 7/25/2027 (b)	10,993,496
	12,879,460	Bear Stearns Asset Backed Securities Trust Series
		2006-HE8 Class 1A1, 4.935% due 10/25/2036 (b)	12,599,731
	13,545,210	Bear Stearns Asset Backed Securities Trust Series
		2006-HE10 Class 21A1, 4.935% due 12/25/2036 (b)	13,081,706
	4,850,000	Capital Auto Receivables Asset Trust Series 2004-2
		Class D, 5.82% due 5/15/2012	4,835,635
	604,215	Capital Auto Receivables Asset Trust Series 2005-1
		Class A4, 4.05% due 7/15/2009	603,669
	1,567,893	Capital Auto Receivables Asset Trust Series 2006-
		SN1A Class A2A, 5.40% due 1/20/2009	1,569,294
	21,275,000	Capital Auto Receivables Asset Trust Series 2007-4
		Class A4A, 4.86% due 5/15/2014	21,526,385
	453,462	Carrington Mortgage Loan Trust Series 2006-FRE1
		Class A1, 4.93% due 7/25/2036 (b)	451,185
	16,015,034	Carrington Mortgage Loan Trust Series 2006-NC5
		Class A1, 4.915% due 1/25/2037 (b)	15,622,169
	3,600,000	Chase Issuance Trust Series 2005-A5 Class A5,
		4.256% due 2/15/2012 (b)	3,589,863
	2,375,000	Chase Issuance Trust Series 2006-A3 Class A3,
		4.226% due 7/15/2011 (b)	2,368,408
	25,300,000	Chase Issuance Trust Series 2007-A17 Class A, 5.12%
		due 10/15/2014	25,911,906
	4,025,000	Chase Manhattan Auto Owner Trust Series 2005-B
		Class A4, 4.88% due 6/15/2012	4,030,455
	1,125,000	Citibank Credit Card Issuance Trust Series 2003-A3
		Class A3, 3.10% due 3/10/2010	1,121,691

Master Total Return Portfolio of Master Bond LLC
Schedule of Investments as of December 31, 2007 (Unaudited)			(in U.S. dollars)

	Face
	Amount	Asset-Backed Securities+	Value

USD	1,805,000	Citibank Credit Card Issuance Trust Series 2003-A6
		Class A6, 2.90% due 5/17/2010	$ 1,792,764
	2,550,000	Citibank Credit Card Issuance Trust Series 2006-A2
		Class A2, 4.85% due 2/10/2011	2,565,094
	32,890,000	Citibank Omni Master Trust, 5.65% due 12/23/2013	32,890,000
	2,218,930	Countrywide Asset Backed Certificates Series 2003-2
		Class M1, 5.565% due 6/26/2033 (b)	1,894,317
	909,397	Countrywide Asset Backed Certificates Series 2003-
		BC3 Class A2, 5.485% due 9/25/2033 (b)	769,154
	1,947,299	Countrywide Asset Backed Certificates Series 2004-5
		Class A, 5.315% due 10/25/2034 (b)	1,664,940
	8,750,000	Countrywide Asset Backed Certificates Series 2004-5
		Class M2, 5.535% due 7/25/2034 (b)	7,262,500
	10,300,000	Countrywide Asset Backed Certificates Series 2004-
		13 Class AF4, 4.923% due 1/25/2033 (b)	9,638,090
	82,651	Countrywide Asset Backed Certificates Series 2004-
		13 Class AV4, 5.155% due 6/25/2035 (b)	68,863
	10,715,000	Countrywide Asset Backed Certificates Series 2004-
		13 Class MF1, 5.071% due 12/25/2034 (b)	9,189,700
	995,225	Countrywide Asset Backed Certificates Series 2006-8
		Class 2A1, 4.895% due 1/25/2046 (b)	984,278
	18,237,453	Countrywide Asset Backed Certificates Series 2006-
		21 Class 2A1, 4.915% due 5/25/2037 (b)	17,908,519
	24,066,448	Countrywide Asset Backed Certificates Series 2006-
		25 Class 2A1, 4.935% due 6/25/2037 (b)	23,643,481
	12,562,729	Countrywide Asset Backed Certificates Series 2006-
		26 Class 2A1, 4.945% due 6/25/2037 (b)	12,344,405
	25,800,000	Daimler Chrysler Auto Trust Series 2006-D Class A3,
		4.98% due 2/08/2011	25,888,339
	19,985,000	Discover Card Master Trust I Series 2005-1 Class A,
		5.038% due 9/16/2010 (b)	19,975,583
	15,086,000	Equifirst Mortgage Loan Trust Series 2004-2 Class
		M1, 5.415% due 7/25/2034 (b)	14,029,980
	391,970	First Franklin Mortgage Loan Asset Backed
		Certificates Series 2004-FF10 Class A2, 5.26%
		due 12/25/2032 (b)	381,544
	14,527,348	First Franklin Mortgage Loan Asset Backed
		Certificates Series 2005-FF10 Class A6, 5.215%
		due 11/25/2035 (b)	13,716,940
	20,723,244	Ford Credit Auto Owner Trust Series 2005-A Class
		A4, 3.72% due 10/15/2009	20,618,173
	18,700,000	Ford Credit Auto Owner Trust Series 2006-B Class
		A4, 5.25% due 9/15/2011	18,918,261
	7,430,180	Fremont Home Loan Trust Series 2005-E Class 2A2,
		5.035% due 1/25/2036 (b)	7,393,007
	18,329,927	HSI Asset Securitization Corp. Trust Series 2006-HE1
		Class 2A1, 4.915% due 10/25/2036 (b)	17,983,052
	10,500,000	Harley-Davidson Motorcycle Trust Series 2006-2
		Class A2, 5.35% due 3/15/2013	10,607,327
	1,224,786	Home Equity Asset Trust Series 2005-1 Class A2,
		5.14% due 5/25/2035 (b)	1,071,949
	833,159	Home Equity Asset Trust Series 2005-3 Class 1A2,
		5.115% due 8/25/2035 (b)	734,484

Master Total Return Portfolio of Master Bond LLC
Schedule of Investments as of December 31, 2007 (Unaudited)			(in U.S. dollars)

	Face
	Amount	Asset-Backed Securities+	Value

USD	26,390,000	Honda Auto Receivables Owner Trust Series 2006-3
		Class A3, 5.12% due 10/15/2010	$ 26,496,938
	23,106,745	IXIS Real Estate Capital Trust Series 2007-HE1 Class
		A1, 4.925% due 5/25/2037 (b)	22,548,024
	3,540,791	Irwin Home Equity Corp. Series 2005-C Class 1A1,
		5.125% due 4/25/2030 (b)	3,186,712
	11,465,864	JPMorgan Mortgage Acquisition Corp. Series 2006-
		HE3 Class A2, 4.935% due 11/25/2036 (b)	11,179,446
	16,418,926	Long Beach Mortgage Loan Trust Series 2006-11
		Class 2A1, 4.925% due 12/25/2036 (b)	16,196,154
	1,500,000	MBNA Credit Card Master Note Trust Series 2003-
		A6 Class A6, 2.75% due 10/15/2010	1,489,205
	3,250,000	MBNA Credit Card Master Note Trust Series 2003-
		A7 Class A7, 2.65% due 11/15/2010	3,220,439
	3,650,000	MBNA Credit Card Master Note Trust Series 2006-
		A4 Class A4, 4.226% due 9/15/2011 (b)	3,640,934
	2,725,000	MBNA Master Credit Card Trust Series 1998-E Class
		A, 4.403% due 9/15/2010 (b)	2,726,248
	1,096,707	Morgan Stanley ABS Capital I Series 2005-HE1 Class
		A2MZ, 5.165% due 12/25/2034 (b)	1,005,625
	408,647	Morgan Stanley ABS Capital I Series 2005-NC2 Class
		A1MZ, 5.115% due 3/25/2035 (b)	404,065
	674,030	Morgan Stanley ABS Capital I Series 2006-HE2 Class
		A2A, 4.935% due 3/25/2036 (b)	663,920
	16,096,403	Morgan Stanley ABS Capital I Series 2007-NC1 Class
		A2A, 4.915% due 11/25/2036 (b)	15,726,025
	6,617,024	Nationstar Home Equity Loan Trust Series 2006-B
		Class AV1, 4.935% due 9/25/2036 (b)	6,560,164
	3,220,113	New Century Home Equity Loan Trust Series 2005-2
		Class A2MZ, 5.125% due 6/25/2035 (b)	2,991,581
	256,841	Novastar Home Equity Loan Series 2006-2 Class
		A2A, 4.915% due 6/25/2036 (b)	255,918
	2,898,225	Option One Mortgage Loan Trust Series 2003-4 Class
		A2, 5.185% due 7/25/2033 (b)	2,543,645
	939,775	Park Place Securities, Inc. Series 2005-WCH1 Class
		A1B, 5.165% due 1/25/2035 (b)	814,268
	759,215	Park Place Securities, Inc. Series 2005-WCH1 Class
		A3D, 5.205% due 1/25/2035 (b)	701,662
	4,020,000	Popular ABS Mortgage Pass-Through Trust Series
		2005-1 Class M2, 5.507% due 5/25/2035	2,733,600
	14,111,218	RAAC Series 2005-SP2 Class 2A, 5.165%
		due 6/25/2044 (b)	12,034,174
	4,347,024	Residential Asset Mortgage Products, Inc. Series 2005-
		RS3 Class AI2, 5.035% due 3/25/2035 (b)	4,114,050
	1,242,435	Residential Asset Mortgage Products, Inc. Series 2006-
		RS4 Class A1, 4.945% due 7/25/2036 (b)	1,224,963
	1,871,364	Residential Asset Securities Corp. Series 2003-KS5
		Class AIIB, 5.445% due 7/25/2033 (b)	1,818,647
	2,800,000	SLM Student Loan Trust Series 2005-6 Class A5B,
		5.37% due 7/27/2026 (b)	2,798,050
	24,900,000	Soundview Home Equity Loan Trust Series 2005-
		OPT3 Class A4, 5.165% due 11/25/2035 (b)	23,102,531

Master Total Return Portfolio of Master Bond LLC
Schedule of Investments as of December 31, 2007 (Unaudited)			(in U.S. dollars)

	Face
	Amount	Asset-Backed Securities+	Value

USD	3,002,869	Soundview Home Equity Loan Trust Series 2007-
		OPT1 Class 2A1, 4.945% due 6/25/2037 (b)	$ 2,865,394
	217,411	Structured Asset Investment Loan Trust Series 2006-1
		Class A1, 4.945% due 1/25/2036 (b)	216,335
	596,036	Structured Asset Receivables Corp. Series 2003-2,
		4.359% due 1/21/2009	590,076
	571,084	Structured Asset Securities Corp. Series 2003-Al2
		Class A, 3.357% due 1/25/2031	522,725
	3,973,259	Structured Asset Securities Corp. Series 2004-23XS
		Class 2A1, 5.089% due 1/25/2035 (b)	3,930,943
	19,315,735	Structured Asset Securities Corp. Series 2006-BC6
		Class A2, 4.945% due 1/25/2037 (b)	18,364,629
	2,466,538	Structured Asset Securities Corp. Series 2007-BC1
		Class A2, 4.915% due 2/25/2037 (b)	2,343,211
	23,200,000	USAA Auto Owner Trust Series 2006-4 Class A3,
		5.01% due 6/15/2011	23,303,105
	21,651,000	USAA Auto Owner Trust Series 2006-4 Class A4,
		4.98% due 10/15/2012	21,834,196

		Total Asset-Backed Securities
		(Cost - $808,664,039) - 19.5%	782,939,668

		U.S. Government & Agency Obligations

	3,445,000	Fannie Mae, 4% due 1/26/2009	3,446,295
	25,300,000	Fannie Mae, 7.125% due 1/15/2030	32,752,823
	100,000	Resolution Funding Corp., 6.29% due 7/15/2018 (j)	62,293
	100,000	Resolution Funding Corp., 6.30% due 10/15/2018 (j)	61,516
	271,137	Small Business Administration Series 2002-P10 Class
		1, 5.199% due 8/10/2012	273,987
	1,034,272	Small Business Administration Series 2004-P10 Class
		1, 4.504% due 2/10/2014	1,002,621
	9,258,778	U.S. Treasury Inflation Indexed Bonds, 3.875%
		due 1/15/2009	9,532,199
	38,732,556	U.S. Treasury Inflation Indexed Bonds, 1.625%
		due 1/15/2015	38,886,867
	29,945,291	U.S. Treasury Inflation Indexed Bonds, 2.375%
		due 1/15/2027	31,667,145
	41,500,000	U.S. Treasury Notes, 3.875% due 10/31/2012	42,313,774
	12,640,000	U.S. Treasury Notes, 4.25% due 11/15/2017	12,860,214
	395,000	U.S. Treasury Notes, 4.75% due 2/15/2037	413,392
	21,290,000	U.S. Treasury Notes, 4.875% due 5/15/2037	23,204,439

		Total U.S. Government & Agency Obligations
		(Cost - $187,221,640) - 4.9%	196,477,565

		U.S. Government Agency Mortgage-Backed
Securities+

		Fannie Mae Guaranteed Pass-Through Certificates:
	2,527,714	4.00% due 5/01/2019 - 5/01/2020	2,424,511
	99,886,050	4.50% due 3/01/2020 - 8/01/2037 (g)	98,131,522
	1,855,455	4.563% due 1/012035 (b)	1,860,199
	278,621,492	5.00% due 9/01/2017 - 1/15/2038 (g)	275,794,277
	17,207,645	5.472% due 12/01/2036 (b)	17,440,350
	104,551,093	5.50% due 7/01/2014 - 1/15/2038 (g)	132,852,945
	576,159,965	6.00% due 1/01/2021 - 1/15/2038 (g)	753,246,182
	1,800,000	6.28% due 8/01/2011	1,891,348
	320,184,268	6.50% due 3/01/2016 - 1/15/2038 (g)	329,125,873

Master Total Return Portfolio of Master Bond LLC
Schedule of Investments as of December 31, 2007 (Unaudited)			(in U.S. dollars)

	Face	U.S. Government Agency Mortgage-Backed
	Amount	Securities+	Value

USD	291,917	7.00% due 3/01/2031 - 9/01/2036	$ 305,051
		Freddie Mac Mortgage Participation Certificates:
	554,859	4.00% due 5/01/2010 - 5/01/2019	545,026
	4,868,741	4.50% due 5/01/2018 - 8/01/2020	4,790,016
	77,632,061	5.00% due 12/01/2018 - 1/15/2038 (g)	75,880,491
	107,310,477	5.50% due 8/01/2017 - 1/15/2038 (g)	107,643,944
	2,460,383	5.68% due 1/01/2037 (b)	2,498,459
	407,206,185	6.00% due 5/01/2013 - 2/15/2038 (g)	413,065,317
	1,091,047	6.50% due 6/01/2031 - 12/01/2034	1,126,244
	2,795,619	7.00% due 2/01/2031 - 4/01/2032	2,937,689
		Ginnie Mae MBS Certificates:
	1,491,373	4.75% due 5/20/2034 (b)	1,491,175
	138,602,467	5.50% due 11/15/2033 - 8/20/2037	138,896,021
	113,064,577	6.00% due 11/15/2028 - 1/21/2038 (g)	115,529,939
	137,570,875	6.50% due 4/15/2031 - 1/15/2038 (g)	141,911,827
	164,106	7.00% due 6/15/2031 - 9/15/2031	174,067
	494,650	7.50% due 4/15/2031 - 3/15/2032	527,680

		Total U.S. Government Agency Mortgage-Backed
		Securities (Cost - $2,609,158,702) - 65.3%	2,620,090,153

		U.S. Government Agency Mortgage-Backed
		Obligations - Collateralized Mortgage Obligations

	36,092,861	Fannie Mae Trust Series 360 Class 2, 5%
		due 8/01/2035 (h)	8,834,850
	2,656,279	Fannie Mae Trust Series 363 Class 2, 5.50%
		due 11/01/2035 (h)	642,785
	3,010,783	Fannie Mae Trust Series 367 Class 2, 5.50%
		due 1/25/2036 (h)	729,484
	35,300,308	Fannie Mae Trust Series 378 Class 4, 5%
		due 7/01/2036 (h)	7,513,649
	6,831,043	Fannie Mae Trust Series 378 Class 5, 5%
		due 7/01/2036 (h)	1,460,474
	629,305	Fannie Mae Trust Series 1999-7 Class AB, 6%
		due 3/25/2029	641,773
	1,800,000	Fannie Mae Trust Series 2002-73 Class AN, 5%
		due 11/25/2017	1,802,099
	1,680,000	Fannie Mae Trust Series 2003-35 Class TE, 5%
		due 5/25/2018	1,681,580
	20,000,000	Fannie Mae Trust Series 2003-41 Class XU, 4%
		due 7/25/2015	19,738,250
	21,152,000	Fannie Mae Trust Series 2003-87 Class TJ, 4.50% due
		9/25/2018	20,522,332
	1,174,005	Fannie Mae Trust Series 2004-29 Class HC, 7.50%
		due 7/25/2030	1,261,876
	2,071,905	Fannie Mae Trust Series 2004-60 Class LB, 5%
		due 4/25/2034	2,067,315
	2,089,341	Fannie Mae Trust Series 2005-57 Class PA, 5.50%
		due 5/25/2027	2,103,016
	18,826,603	Fannie Mae Trust Series 2005-63 Class PA, 5.50%
		due 10/25/2024	18,900,916
	2,322,369	Fannie Mae Trust Series 2005-80 Class PB, 5.50%
		due 4/25/2030	2,349,654

Master Total Return Portfolio of Master Bond LLC
Schedule of Investments as of December 31, 2007 (Unaudited)			(in U.S. dollars)

	Face	U.S. Government Agency Mortgage-Backed
	Amount	Obligations - Collateralized Mortgage Obligations	Value

USD	2,441,064	Fannie Mae Trust Series 2006-26 Class QA, 5.50%
		due 6/25/2026	$ 2,463,911
	4,600,000	Fannie Mae Trust Series 2006-M2 Class A2A, 5.271%
		due 10/25/2032 (b)	4,598,409
	15,533,049	Fannie Mae Trust Series 2007-22 Class PA, 5.50%
		due 3/25/2037	15,788,102
	1,087,717	Freddie Mac Multiclass Certificates Series 232 Class
		IO, 5% due 8/01/2035 (h)	266,252
	11,497,521	Freddie Mac Multiclass Certificates Series 2675 Class
		CB, 4% due 5/15/2016	11,320,414
	15,000,000	Freddie Mac Multiclass Certificates Series 2687 Class
		PM, 4.50% due 11/15/2026	14,915,964
	1,698,229	Freddie Mac Multiclass Certificates Series 2825 Class
		VP, 5.50% due 6/15/2015	1,732,757
	9,904,387	Freddie Mac Multiclass Certificates Series 3068 Class
		VA, 5.50% due 10/15/2016	10,054,753
	16,826,621	Freddie Mac Multiclass Certificates Series 3137 Class
		XP, 6% due 4/15/2036	17,345,983
	13,872,324	Freddie Mac Multiclass Certificates Series 3210 Class
		PA, 6% due 3/15/2029	14,082,901
	28,445,281	Freddie Mac Multiclass Certificates Series 3242 Class
		QA, 5.50% due 3/15/2030	28,854,352

		Total U.S. Government Agency Mortgage-Backed
		Obligations - Collateralized Mortgage Obligations
		(Cost - $209,362,160) - 5.3%	211,673,851

		Non-Government Agency Mortgage-Backed Securities+

Collateralized Mortgage	1,015,437	Banc of America Alternative Loan Trust Series 2004-7
Obligations - 15.5%		Class 4A1, 5% due 8/25/2019	996,081
	96,575,036	Bear Stearns Adjustable Rate Mortgage Trust Series
		2005-4 Class 3A1, 5.37% due 8/25/2035 (b)	96,658,254
	40,289,568	Bear Stearns Adjustable Rate Mortgage Trust Series
		2006-2 Class 2A1, 5.65% due 7/25/2036 (b)	40,283,395
	12,975	BlackRock Capital Finance LP Series 1997-R2 Class
		AP, 9.308% due 12/25/2035 (b)(c)	12,975
	46,193,255	Citigroup Mortgage Loan Trust, Inc. Series 2005-4
		Class A, 5.345% due 8/25/2035 (b)	44,843,271
	5,927,643	Citigroup Mortgage Loan Trust, Inc. Series 2007-AR4
		Class 2A2A, 5.809% due 3/25/2037 (b)	5,976,689
	26,022,823	Citimortgage Alternative Loan Trust Series 2007-A8
		Class A1, 6% due 10/25/2037	25,908,973
	22,663	Collateralized Mortgage Obligation Trust Series 57
		Class D, 9.90% due 2/01/2019	22,691
	2,202,638	Countrywide Alternative Loan Trust Series-OC8 Class
		2A1A, 4.955% due 11/25/2036 (b)	2,155,490
	1,595,963	Countrywide Alternative Loan Trust Series 2004-
		18CB Class 2A5, 5.315% due 9/25/2034 (b)	1,571,279
	16,318,400	Countrywide Alternative Loan Trust Series 2006-OC9
		Class A1, 4.94% due 9/25/2035 (b)	16,097,672
	13,483,712	Countrywide Alternative Loan Trust Series 2006-
		OC10 Class 2A1, 4.955% due 11/25/2036 (b)	13,259,600
	21,240,796	Countrywide Alternative Loan Trust Series 2006-
		OC11 Class 2A1, 4.965% due 1/25/2037 (b)	20,986,307

Master Total Return Portfolio of Master Bond LLC
Schedule of Investments as of December 31, 2007 (Unaudited)			(in U.S. dollars)

	Face	Non-Government Agency Mortgage-Backed
	Amount	Securities+	Value

USD	233,982	Countrywide Home Loan Mortgage Pass-Through Trust
		Series 2004-29 Class1A1, 5.135%
		due 2/25/2035 (b)	$ 229,311
	14,323,571	Countrywide Home Loan Mortgage Pass-Through Trust
		Series 2007-16 Class A1, 6.50% due 10/25/2037	14,519,418
	13,367,296	First Horizon Asset Securities, Inc. Series 2005-AR3
		Class 3A1, 5.50% due 8/25/2035 (b)	13,362,711
	16,992,458	GSR Mortgage Loan Trust Series 2005-AR4 Class
		6A1, 5.25% due 7/25/2035 (b)	16,457,829
	1,821,233	Harborview Mortgage Loan Trust Series 2005-10
		Class 2A1A, 4.244% due 11/19/2035 (b)	1,704,599
	3,122,336	Impac Secured Assets CMN Owner Trust Series 2004-
		3 Class 1A4, 5.265% due 11/25/2034 (b)	3,111,791
	11,950,000	Impac Secured Assets CMN Owner Trust Series 2004-
		3 Class M1, 5.465% due 11/25/2034 (b)	11,769,463
	19,829,862	Indymac Index Mortgage Loan Trust Series 2006-
		AR41 Class A3, 5.045% due 2/25/2037 (b)	17,164,005
	42,937,199	JPMorgan Mortgage Trust Series 2005-A5 Class TA1,
		5.432% due 8/25/2035 (b)	42,317,714
	2,943,225	JPMorgan Mortgage Trust Series 2006-A2 Class 4A1,
		3.886% due 8/25/2034 (b)	2,914,658
	26,790,415	Luminent Mortgage Trust Series 2006-7 Class 1A1,
		5.045% due 5/25/2036 (b)	25,291,933
	2,500,000	Maryland Insurance Backed Securities Trust Series
		2006-1A, 5.55% due 12/10/2049	2,493,530
	33,426	Ocwen Residential MBS Corp. Series 1998-R2 Class
		AP, 10.006% due 11/25/2034 (b)	21,727
	1,330,663	Opteum Mortgage Acceptance Corp. Series 2006-2
		Class A1A, 4.925% due 7/25/2036 (b)	1,327,256
	768,677	RMAC Plc Series 2003-NS2A Class A2C, 5.533%
		due 9/12/2035 (b)	760,990
	29,478,088	Structured Adjustable Rate Mortgage Loan Trust
		Series 2007-3 Class 2A1, 5.738% due 4/25/2037 (b)	29,458,264
	2,135,195	Structured Asset Securities Corp. Series 2005-GEL2
		Class A, 5.145% due 4/25/2035 (b)	2,068,222
	7,722,196	Structured Asset Securities Corp. Series 2005-OPT1
		Class A4M, 5.215% due 11/25/2035 (b)	7,288,487
	1,158	WaMu Mortgage Pass-Through Certificates Series
		2000-1 Class B1, 5.708% due 1/25/2040 (b)	1,065
	73,279,677	WaMu Mortgage Pass-Through Certificates Series
		2007-HY3 Class 1A1, 5.67% due 3/25/2037 (b)	73,591,152
	37,147,738	WaMu Mortgage Pass-Through Certificates Series
		2007-HY3 Class 4A1, 5.35% due 3/25/2037 (b)	36,976,490
	42,949,645	Wells Fargo Mortgage Backed Securities Trust Series
		2005-AR15 Class 2A1, 5.115% due 9/25/2035 (b)	42,140,241
	400,000	Wells Fargo Mortgage Backed Securities Trust Series
		2006-AR4 Class 2A4, 5.773% due 4/25/2036 (b)	393,822
	9,339,400	Wells Fargo Mortgage Backed Securities Trust Series
		2006-AR12 Class 2A1, 6.10% due 9/25/2036 (b)	9,352,575

			623,489,930

Master Total Return Portfolio of Master Bond LLC
Schedule of Investments as of December 31, 2007 (Unaudited)			(in U.S. dollars)

	Face	Non-Government Agency Mortgage-Backed
	Amount	Securities+	Value

Commercial Mortgage-Backed USD	109,126	Asset Securitization Corp. Series 1997-D5 Class A1C,
Securities - 17.5%		6.75% due 2/14/2043	$ 109,260
	1,790,121	Banc of America Commercial Mortgage, Inc. Series
		2004-7 Class 4A1, 6.503% due 4/15/2036	1,867,616
	3,250,000	Banc of America Commercial Mortgage, Inc. Series
		2007-2 Class A4, 5.688% due 4/10/2049 (b)	3,335,096
	22,713,639	Bear Stearns Commercial Mortgage Securities Series
		1998-C1 Class A2, 6.44% due 6/16/2030	22,736,380
	1,400,000	Bear Stearns Commercial Mortgage Securities Series
		2000-WF2 Class A2, 7.32% due 10/15/2032 (b)	1,478,871
	7,100,000	Bear Stearns Commercial Mortgage Securities Series
		2006-PW11 Class AJ, 5.625% due 3/11/2039 (b)	6,783,047
	3,144,120	CS First Boston Mortgage Securities Corp. Series
		1998-C2 Class A2, 6.30% due 11/15/2030	3,162,484
	325,000	CS First Boston Mortgage Securities Corp. Series
		2001-CK6 Class A3, 6.387% due 8/15/2036	341,600
	2,415,000	CS First Boston Mortgage Securities Corp. Series
		2002-CKS4 Class A2, 5.183% due 11/15/2036	2,444,578
	9,525,357	CS First Boston Mortgage Securities Corp. Series
		2002-CP5 Class A1, 4.106% due 12/15/2035 (e)	9,373,212
	2,320,000	CS First Boston Mortgage Securities Corp. Series
		2003-C3 Class A5, 3.936% due 5/15/2038	2,214,201
	22,129,699	Capco America Securitization Corp. Series 1998-D7
		Class A1B, 6.26% due 10/15/2030	22,236,377
	18,429,744	Chase Commercial Mortgage Securities Corp. Series
		1999-2 Class A2, 7.198% due 1/15/2032	19,153,642
	21,252,661	Chase Commercial Mortgage Securities Corp. Series
		2000-1 Class A2, 7.757% due 4/15/2032	22,242,551
	8,400,000	Citigroup Commercial Mortgage Trust Series 2007-C6
		Class A4, 5.889% due 12/10/2049 (b)	8,637,582
	8,750,000	Citigroup Commercial Mortgage Trust Series 2007-C6
		Class AM, 5.889% due 12/10/2049 (b)	8,773,187
	10,075,000	Citigroup/Deutsche Bank Commercial Mortgage Trust
		Series 2007-CD5 Class A4, 5.886% due 11/15/2044 (b)	10,442,133
	3,200,000	Credit Suisse Mortgage Capital Certificates Series
		2007-C3 Class A4, 5.913% due 6/15/2039 (b)	3,290,560
	1,994,858	DLJ Commercial Mortgage Corp. Series 2000-CKP1
		Class A1B, 7.18% due 11/10/2033	2,101,515
	13,000,000	First Union National Bank Commercial Mortgage
		Series 2000-C1 Class A2, 7.841% due 5/17/2032	13,755,118
	2,160,000	First Union National Bank Commercial Mortgage
		Series 2001-C2 Class A2, 6.663% due 1/12/2043	2,272,939
	1,670,000	GE Capital Commercial Mortgage Corp. Series 2001-
		3 Class A2, 6.07% due 6/10/2038	1,743,154
	1,730,000	GE Capital Commercial Mortgage Corp. Series 2002-
		1A Class A3, 6.269% due 12/10/2035	1,821,604
	2,900,000	GE Capital Commercial Mortgage Corp. Series 2005-
		C4 Class A4, 5.333% due 11/10/2045 (b)	2,909,732
	19,003,523	GMAC Commercial Mortgage Securities, Inc. Series
		1998-C2 Class D, 6.50% due 5/15/2035	19,227,445
	20,104,648	GMAC Commercial Mortgage Securities, Inc. Series
		1999-C1 Class A2, 6.175% due 5/15/2033 (b)	20,253,404

Master Total Return Portfolio of Master Bond LLC
Schedule of Investments as of December 31, 2007 (Unaudited)			(in U.S. dollars)

	Face	Non-Government Agency Mortgage-Backed
	Amount	Securities+	Value

USD	1,326,204	GMAC Commercial Mortgage Securities, Inc. Series
		1999-C2 Class A2, 6.945% due 9/15/2033	$ 1,355,432
	1,113,770	GMAC Commercial Mortgage Securities, Inc. Series
		1999-C3 Class A2, 7.179% due 8/15/2036 (b)	1,148,018
	1,442,436	GMAC Commercial Mortgage Securities, Inc. Series
		2000-C1 Class A2, 7.724% due 3/15/2033 (b)	1,512,088
	1,238,104	GMAC Commercial Mortgage Securities, Inc. Series
		2000-C2 Class A2, 7.455% due 8/16/2033 (b)	1,305,398
	2,465,000	GMAC Commercial Mortgage Securities, Inc. Series
		2000-C2 Class A2, 5.28% due 5/10/2040 (b)	2,535,375
	15,000,000	GMAC Commercial Mortgage Securities, Inc. Series
		2001-C1 Class B, 6.67% due 4/15/2034 (b)	15,851,049
	700,000	GMAC Commercial Mortgage Securities, Inc. Series
		2004-C3 Class AAB, 4.702% due 12/10/2041	697,768
	954,386	GS Mortgage Securities Corp. II Series 1999-C1 Class
		A2, 6.11% due 11/18/2030 (b)	957,017
	13,512,242	GS Mortgage Securities Corp. II Series 2003-C1 Class
		X2, 1.029% due 1/10/2040 (b)(h)	219,039
	1,625,000	GS Mortgage Securities Corp. II Series 2004-GG2
		Class A4, 4.964% due 8/10/2038	1,636,253
	18,650,000	GS Mortgage Securities Corp. II Series 2006-GG6
		Class A2, 5.506% due 4/10/2038 (b)	18,858,570
	23,675,000	GS Mortgage Securities Corp. II Series 2006-GG8
		Class A4, 5.56% due 11/10/2039	24,044,202
	2,290,000	GS Mortgage Securities Corp. II Series 2007-GG10
		Class A4, 5.993% due 8/10/2045 (b)	2,368,480
	19,400,000	Greenwich Capital Commercial Funding Corp. Series
		2004-GG1 Class A4, 4.755% due 6/10/2036	19,449,631
	2,445,000	Greenwich Capital Commercial Funding Corp. Series
		2005-GG3 Class A3, 4.569% due 8/10/2042	2,392,162
	21,558,000	JPMorgan Chase Commercial Mortgage Securities Corp.
		Series 2001-CIB2 Class A3, 6.429%
		due 4/15/2035	22,654,740
	2,120,000	JPMorgan Chase Commercial Mortgage Securities
		Corp. Series 2001-CIB3 Class A3, 6.465%
		due 11/15/2035	2,238,598
	1,113,791	JPMorgan Chase Commercial Mortgage Securities
		Corp. Series 2001-CIBC Class A3, 6.26%
		due 3/15/2033	1,155,357
	2,720,000	JPMorgan Chase Commercial Mortgage Securities
		Corp. Series 2006-CB17 Class A4, 5.429%
		due 12/12/2043	2,735,101
	8,570,000	JPMorgan Chase Commercial Mortgage Securities
		Corp. Series 2007-CB20 Class A4, 5.794%
		due 2/12/2051 (b)	8,828,043
	9,700,000	JPMorgan Chase Commercial Mortgage Securities
		Corp. Series 2007-LD1 Class A2, 5.992%
		due 6/15/2049 (b)	9,914,440
	7,882,000	JPMorgan Chase Commercial Mortgage Securities
		Corp. Series 2007-LD12 Class A2, 5.827%
		due 2/15/2051	8,041,646
	806,431	LB Commercial Conduit Mortgage Trust Series 1998-
		C4 Class A1B, 6.21% due 10/15/2035	809,546

Master Total Return Portfolio of Master Bond LLC
Schedule of Investments as of December 31, 2007 (Unaudited)			(in U.S. dollars)

	Face	Non-Government Agency Mortgage-Backed
	Amount	Securities+	Value

USD	15,645,762	LB Commercial Conduit Mortgage Trust Series 1999-
		C2 Class A2, 7.325% due 10/15/2032	$ 16,088,805
	22,826,096	LB-UBS Commercial Mortgage Trust Series 2000-C3
		Class A2, 7.95% due 5/15/2025 (b)	24,104,302
	1,105,567	LB-UBS Commercial Mortgage Trust Series 2000-C4
		Class A2, 7.37% due 8/15/2026	1,165,235
	1,100,000	LB-UBS Commercial Mortgage Trust Series 2005-C2
		Class AJ, 5.205% due 4/15/2030 (b)	1,025,771
	15,850,000	LB-UBS Commercial Mortgage Trust Series 2005-C3
		Class A5, 4.739% due 7/15/2030	15,198,544
	20,170,000	LB-UBS Commercial Mortgage Trust Series 2006-C7
		Class A2, 5.30% due 11/15/2038	20,250,997
	20,260,000	LB-UBS Commercial Mortgage Trust Series 2007-C1
		Class A4, 5.424% due 2/15/2040	20,347,853
	18,425,000	LB-UBS Commercial Mortgage Trust Series 2007-C2
		Class A3, 5.43% due 2/15/2040	18,506,195
	23,850,000	LB-UBS Commercial Mortgage Trust Series 2007-C6
		Class A4, 5.858% due 7/15/2040 (b)	24,666,839
	21,940,000	LB-UBS Commercial Mortgage Trust Series 2007-C7
		Class A3, 5.866% due 9/15/2045 (b)	22,505,131
	1,275,000	Merrill Lynch Mortgage Trust Series 2007-C1 Class
		AM, 6.022% due 6/12/2050 (b)(c)	1,290,480
	215,508	Morgan Stanley Capital I Series 1998-HF2 Class A2,
		6.48% due 11/15/2030 (b)	215,817
	451,202	Morgan Stanley Capital I Series 1999-FNV Class A2,
		6.53% due 3/15/2031 (b)	455,172
	10,265,000	Morgan Stanley Capital I Series 2006-IQ12 Class A4,
		5.332% due 12/15/2043	10,249,698
	3,520,000	Morgan Stanley Capital I Series 2007-HQ12 Class A2,
		5.812% due 4/12/2049 (b)	3,575,721
	1,825,000	Morgan Stanley Capital I Series 2007-IQ15 Class AM,
		6.077% due 6/11/2049 (b)	1,853,478
	13,460,000	Morgan Stanley Capital I Series 2007-IQ16 Class A4,
		5.809% due 12/12/2049	13,764,869
	20,054,352	Morgan Stanley Dean Witter Capital I Series 2000-
		LIFE Class A2, 7.57% due 11/15/2036 (b)	20,915,726
	2,190,000	Prudential Mortgage Capital Funding, LLC Series
		2001-Rock Class A2, 6.605% due 5/10/2034	2,305,346
	18,651,752	Prudential Securities Secured Financing Corp. Series
		2000-C1 Class A2, 7.727% due 5/17/2032 (b)	19,567,186
	1,263,732	Salomon Brothers Mortgage Securities VII, Inc. Series
		1999-C1 Class A2, 7.15% due 5/18/2032 (b)	1,276,921
	1,650,000	Salomon Brothers Mortgage Securities VII, Inc. Series
		2000-C3 Class A2, 6.592% due 12/18/2033	1,715,614
	1,960,000	Salomon Brothers Mortgage Securities VII, Inc. Series
		2001-C2 Class A3, 6.499% due 10/13/2011	2,060,213
	20,302,991	WaMu Commercial Mortgage Securities Trust Series
		2005-C1A Class X, 2.10% due 5/25/2036 (b)(h)	815,019
	17,875,000	Wachovia Bank Commercial Mortgage Trust Series
		2006-C25 Class A4, 5.928% due 5/15/2043 (b)	18,455,707
	19,075,000	Wachovia Bank Commercial Mortgage Trust Series
		2006-C25 Class A5, 5.928% due 5/15/2043 (b)	19,708,097

Master Total Return Portfolio of Master Bond LLC
Schedule of Investments as of December 31, 2007 (Unaudited)			(in U.S. dollars)

	Face	Non-Government Agency Mortgage-Backed
	Amount	Securities+	Value

USD	15,101,000	Wachovia Bank Commercial Mortgage Trust Series
		2006-C28 Class A2, 5.50% due 10/15/2048	$ 15,235,323
	24,400,000	Wachovia Bank Commercial Mortgage Trust Series
		2006-C29 Class A4, 5.308% due 11/15/2048	24,289,990
	17,690,000	Wachovia Bank Commercial Mortgage Trust Series
		2007-C34 Class A3, 5.678% due 5/15/2046	18,074,050

			703,099,340

		Total Non-Government Agency Mortgage-Backed
		Securities (Cost - $1,321,260,447) - 33.0%	1,326,589,270

Industry		Corporate Bonds

Aerospace & Defense - 0.1%	340,000	BAE Systems Holdings, Inc., 5.20% due 8/15/2015 (a)	330,149
	762,000	L-3 Communications Corp. Series B, 6.375%
		due 10/15/2015	750,570
	1,150,000	United Technologies Corp., 5.691% due 6/01/2009 (b)	1,142,725

			2,223,444

Airlines - 0.1%	2,432,028	American Airlines, Inc. Series 2003-1, 3.857%
		due 1/09/2012 (i)	2,307,387
	2,555,000	Continental Airlines, Inc. Series 2002-1, 6.563%
		due 8/15/2013	2,644,425

			4,951,812

Automobiles - 0.0%	65,000	DaimlerChrysler NA Holding Corp., 4.05%
		due 6/04/2008	64,750

Biotechnology - 0.0%	1,670,000	Amgen, Inc., 5.133% due 11/28/2008 (a)(b)	1,667,983

Building Products - 0.1%	2,030,000	Momentive Performance Materials, Inc., 10.125%
		due 12/01/2014 (a)(d)	1,857,450

Capital Markets - 5.4%	400,000	The Bank of New York Co., Inc., 3.80% due 2/01/2008	399,862
	4,995,000	The Bear Stearns Cos., Inc., 4.326% due 7/19/2010 (b)	4,694,256
	13,615,000	The Bear Stearns Cos., Inc., 6.95% due 8/10/2012	13,998,943
	8,950,000	The Bear Stearns Cos., Inc., 6.40% due 10/02/2017	8,647,132
	16,960,000	Credit Suisse Guernsey Ltd., 5.86% (b)(f)	15,182,558
	6,895,000	Goldman Sachs Capital II, 5.793% (b)(f)	6,138,791
	28,085,000	The Goldman Sachs Group, Inc., 5.25% due 10/15/2013	28,094,633
	2,875,000	Lehman Brothers Holdings, Inc., 5.645% due 5/25/2010
		(b)	2,763,669
	8,350,000	Lehman Brothers Holdings, Inc., 6% due 7/19/2012	8,502,254
	12,000,000	Lehman Brothers Holdings, Inc., 6.75% due 2/28/2017	12,368,388
	8,415,000	Lehman Brothers Holdings, Inc. Series I, 5.25%
		due 2/06/2012	8,326,542
	8,000,000	Lehman Brothers Holdings, Inc. Series MTN, 7%
		due 9/27/2027	8,119,624
	705,000	Morgan Stanley, 5.05% due 1/21/2011	704,921
	250,000	Morgan Stanley, 6.75% due 4/15/2011	262,036
	69,900,000	Morgan Stanley, 4.793% due 1/09/2012 (b)	67,550,591
	9,560,000	Morgan Stanley, 6.25% due 8/28/2017	9,718,725
	200,000	Morgan Stanley Series F, 5.55% due 4/27/2017	195,034
	40,000	UBS Preferred Funding Trust I, 8.622% (b)(f)	43,103
	20,980,000	UBS Warburg Series DPNT, 5.875% due 12/20/2017	21,127,804

			216,838,866

Commercial Banks - 1.3%	220,000	Bank One Corp., 2.625% due 6/30/2008	217,452
	6,265,000	Barclays Bank Plc, 7.434% (a)(b)(f)	6,510,281
	6,660,000	Barclays Bank Plc, 8.55% (a)(b)(f)	7,014,945
	5,125,000	Corporacion Andina de Fomento, 6.875%
		due 3/15/2012	5,468,498

Master Total Return Portfolio of Master Bond LLC
Schedule of Investments as of December 31, 2007 (Unaudited)			(in U.S. dollars)

	Face
Industry	Amount	Corporate Bonds	Value

USD	1,555,000	Eksportfinans A/S, 3.375% due 1/15/2008	$ 1,553,529
	440,000	First Union Corp., 6.30% due 4/15/2028	440,800
	505,000	HBOS Treasury Services Plc, 3.75% due 9/30/2008 (a)	501,290
	415,000	HSBC Bank USA NA, 4.625% due 4/01/2014	397,691
	70,000	Nationwide Building Society, 4.25% due 2/01/2010 (a)	69,937
	11,575,000	Royal Bank of Scotland Group Plc, 6.99% (a)(b)(f)	11,529,684
	325,000	Suntrust Banks, Inc., 4% due 10/15/2008	322,900
	430,000	Suntrust Bank Series CD, 4.415% due 6/15/2009	426,499
	45,000	Wachovia Bank NA, 4.375% due 8/15/2008	44,739
	17,500,000	Wachovia Bank NA, 6.60% due 1/15/2038	17,587,850
	600,000	Wells Fargo & Co., 4.20% due 1/15/2010	596,209
	255,000	Wells Fargo & Co., 4.625% due 8/09/2010	255,198
	740,000	Wells Fargo & Co., 4.875% due 1/12/2011	749,949

			53,687,451

Computers & Peripherals - 0.2%	8,245,000	International Business Machines Corp., 5.70%
		due 9/14/2017	8,523,368

Consumer Finance - 0.5%	890,000	American Express Co., 6.80% due 9/01/2066 (b)	902,428
	3,135,000	FIA Card Services NA, 4.625% due 8/03/2009	3,134,050
	5,375,000	HSBC Finance Corp., 6.50% due 11/15/2008	5,434,012
	2,750,000	MBNA Corp., 4.625% due 9/15/2008	2,743,307
	6,000,000	SLM Corp., 5.40% due 10/25/2011	5,468,376
	1,450,000	SLM Corp., 5.125% due 8/27/2012	1,296,934

			18,979,107

Diversified Financial	75,000	Bank of America Corp., 7.80% due 2/15/2010	79,485
Services - 6.0%	5,555,000	Bank of America Corp., 4.875% due 9/15/2012	5,568,626
	5,000,000	Bank of America Corp., 7.80% due 9/15/2016	5,667,220
	4,275,000	Bank of America Corp., 6% due 9/01/2017	4,367,648
	27,170,000	Bank of America Corp., 5.75% due 12/01/2017	27,232,328
	900,000	Bank of America NA, 5.30% due 3/15/2017	875,138
	3,850,000	Bank of America NA, 6.10% due 6/15/2017	3,934,658
	1,010,000	Citigroup, Inc., 3.625% due 2/09/2009	996,461
	1,540,000	Citigroup, Inc., 4.125% due 2/22/2010	1,517,465
	10,305,000	Citigroup, Inc., 5.625% due 8/27/2012	10,438,769
	6,400,000	Citigroup, Inc., 5.30% due 10/17/2012	6,483,651
	12,000,000	Citigroup, Inc., 5.50% due 2/15/2017	11,662,188
	12,870,000	Citigroup, Inc., 8.30% due 12/21/2077 (b)	13,438,738
	545,000	Ford Motor Credit Co. LLC, 5.80% due 1/12/2009	517,311
	2,445,000	Ford Motor Credit Co. LLC, 9.75% due 9/15/2010	2,333,024
	18,780,000	General Electric Capital Corp., 5% due 11/15/2011	19,007,501
	385,000	General Electric Capital Corp., 5.875% due 2/15/2012	401,133
	5,000,000	General Electric Capital Corp., 6.75% due 3/15/2032	5,676,915
	10,470,000	General Electric Capital Corp., 6.15% due 8/07/2037	11,123,632
	10,075,000	General Electric Capital Corp., 6.375%
		due 11/15/2067 (b)	10,402,256
	58,550,000	General Electric Capital Corp. Series A, 5%
		due 12/01/2010	59,579,133
	225,000	General Electric Capital Corp. Series MTN, 5%
		due 4/10/2012	227,771
	375,000	JPMorgan Chase & Co., 5.75% due 10/15/2008	377,036
	100,000	JPMorgan Chase & Co., 7.125% due 6/15/2009	103,365
	10,000	JPMorgan Chase & Co., 4.50% due 11/15/2010	10,020
	16,025,000	JPMorgan Chase Bank NA, 6% due 7/05/2017	16,190,620

Master Total Return Portfolio of Master Bond LLC
Schedule of Investments as of December 31, 2007 (Unaudited)			(in U.S. dollars)

	Face
Industry	Amount	Corporate Bonds	Value

USD	9,865,000	JPMorgan Chase Bank NA Series BKNT, 6%
		due 10/01/2017	$ 10,032,912
	14,550,000	JPMorgan Chase Capital XXV, 6.80% due 10/01/2037	13,989,403

			242,234,407

Diversified Telecommunication	17,575,000	AT&T, Inc., 6.50% due 9/01/2037	18,377,791
Services - 0.9%	200,000	Cincinnati Bell, Inc., 7.25% due 7/15/2013	200,500
	235,000	Citizens Communications Co., 6.25% due 1/15/2013	227,656
	150,000	Comcast Cable Holdings LLC, 7.875% due 8/01/2013	164,385
	8,030,000	GTE Corp., 6.84% due 4/15/2018	8,711,739
	75,000	GTE Corp., 6.94% due 4/15/2028	80,336
	3,180,000	Qwest Communications International, Inc., 7.50%
		due 2/15/2014	3,172,051
	135,000	Qwest Corp., 8.241% due 6/15/2013 (b)	137,700
	275,000	Telecom Italia Capital SA, 5.25% due 10/01/2015	267,918
	2,045,000	Telecom Italia Capital SA, 6% due 9/30/2034	1,988,570
	550,000	Telefonica Emisiones SAU, 7.045% due 6/20/2036	614,782
	160,000	Telefonica Europe BV, 7.75% due 9/15/2010	171,256
	95,000	Verizon Maryland, Inc. Series B, 5.125% due 6/15/2033	81,878
	35,000	Verizon New Jersey, Inc., 7.85% due 11/15/2029	39,968
	60,000	Verizon Virginia, Inc. Series A, 4.625% due 3/15/2013	57,955
	150,000	Wind Acquisition Finance SA, 10.75%	163,500
		due 12/01/2015 (a)
	240,000	Windstream Corp., 8.125% due 8/01/2013	248,400
	360,000	Windstream Corp., 8.625% due 8/01/2016	378,000

			35,084,385

Electric Utilities - 0.2%	150,000	Florida Power & Light Co., 5.625% due 4/01/2034	145,252
	96,002	Midwest Generation LLC Series B, 8.56%
		due 1/02/2016 (i)	102,482
	3,755,000	Nevada Power Co., 6.65% due 4/01/2036	3,801,570
	5,130,000	Sierra Pacific Power Co., 6% due 5/15/2016	5,085,087

			9,134,391

Energy Equipment & Services - 0.1%	2,800,000	Transocean, Inc., 6.80% due 3/15/2038	2,856,974

Food Products - 0.4%	7,555,000	Kraft Foods, Inc., 6.50% due 8/11/2017	7,815,995
	8,350,000	Kraft Foods, Inc., 6.125% due 2/01/2018	8,413,836

			16,229,831

Gas Utilities - 0.0%	45,000	Colorado Interstate Gas Co., 6.80% due 11/15/2015	46,843
	130,000	El Paso Natural Gas Co., 8.625% due 1/15/2022	149,795
	5,000	El Paso Natural Gas Co., 8.375% due 6/15/2032	5,857

			202,495

Health Care Equipment &	3,780,000	The Cooper Cos., Inc., 7.125% due 2/15/2015	3,676,050
Supplies - 0.1%

Health Care Providers &	3,465,000	UnitedHealth Group, Inc., 5.80% due 3/15/2036	3,169,553
Services - 0.1%	410,000	WellPoint, Inc., 5.95% due 12/15/2034	385,933

			3,555,486

Hotels, Restaurants &	75,000	American Real Estate Partners LP, 8.125%
Leisure - 0.1%		due 6/01/2012	72,656
	685,000	American Real Estate Partners LP, 7.125%
		due 2/15/2013	643,900
	1,205,000	American Real Estate Partners LP, 7.125%
		due 2/15/2013 (a)	1,132,700

			1,849,256

Household Durables - 0.0%	325,000	Belvoir Land LLC Series A-1, 5.27% due 12/15/2047	288,164
	600,000	Irwin Land LLC Series A-2, 5.40% due 12/15/2047 (i)	543,270

			831,434

Master Total Return Portfolio of Master Bond LLC
Schedule of Investments as of December 31, 2007 (Unaudited)				(in U.S. dollars)

		Face
Industry		Amount	Corporate Bonds	Value

Independent Power Producers	USD	88,200	AES Ironwood LLC, 8.857% due 11/30/2025 (i)	$ 96,579
& Energy Traders - 0.2%		50,000	AES Red Oak LLC Series B, 9.20% due 11/30/2029 (i)	55,500
		90,000	NRG Energy, Inc., 7.375% due 2/01/2016	87,750
		7,835,000	Texas Competitive Electric Holdings Co. LLC
			Series B, 10.25% due 11/01/2015 (a)	7,756,650

				7,996,479

Insurance - 1.3%		150,000	American General Corp., 7.50% due 8/11/2010	160,471
		5,255,000	American International Group, Inc., 6.25%
			due 5/01/2036	5,282,289
		500,000	Berkshire Hathaway Finance Corp., 3.375%
			due 10/15/2008 (e)	495,576
		105,000	Berkshire Hathaway Finance Corp., 4.125%
			due 1/15/2010	105,379
		6,825,000	Chubb Corp., 6.375% due 3/29/2067 (b)	6,657,187
		1,285,000	Hartford Life Global Funding Trusts, 5.161%
			due 9/15/2009 (b)	1,283,333
		4,185,000	Lincoln National Corp., 7% due 5/17/2066 (b)	4,201,836
		2,500,000	Lincoln National Corp., 6.05% due 4/20/2067 (b)	2,333,898
		7,995,000	Metlife, Inc., 6.40% due 12/15/2066	7,327,346
		2,510,000	Monument Global Funding Ltd., 5.208%
			due 6/16/2010 (b)	2,346,850
		735,000	Principal Life Global Funding I, 3.625% due 4/30/2008 (a)	730,367
		6,460,000	Progressive Corp., 6.70% due 6/15/2037 (b)	5,997,264
		4,415,000	Reinsurance Group of America, 6.75% due 12/15/2065	3,966,816
		465,000	TIAA Global Markets Inc., 3.875% due 1/22/2008 (a)	464,931
		5,715,000	The Travelers Cos., Inc., 6.25% due 3/15/2067 (b)	5,359,453
		5,275,000	ZFS Finance (USA) Trust V, 6.50% due 5/09/2067 (a)(b)	4,869,817

				51,582,813

Life Sciences Tools &		40,000	Bio-Rad Laboratories, Inc., 7.50% due 8/15/2013	40,400
Services - 0.0%		100,000	Bio-Rad Laboratories, Inc., 6.125% due 12/15/2014	96,250

				136,650

Media - 1.7%		200,000	AOL Time Warner Inc., 6.75% due 4/15/2011	208,307
		860,000	CSC Holdings, Inc. Series B, 8.125% due 7/15/2009	873,975
		125,000	CSC Holdings, Inc. Series B, 8.125% due 8/15/2009	127,187
		605,000	Cablevision Systems Corp. Series B, 9.644%
			due 4/01/2009 (b)	611,806
		670,000	Comcast Cable Communications Holdings, Inc.,
			8.375% due 3/15/2013	751,662
		425,000	Comcast Corp., 5.90% due 3/15/2016	427,589
		7,050,000	Comcast Corp., 6.50% due 1/15/2017	7,350,697
		155,000	Comcast Corp., 7.05% due 3/15/2033	169,316
		125,000	Comcast Corp., 6.50% due 11/15/2035	127,555
		7,000,000	Comcast Corp., 6.45% due 3/15/2037	7,127,267
		9,175,000	Comcast Corp., 6.95% due 8/15/2037	9,902,321
		3,895,000	Cox Communications, Inc., 7.125% due 10/01/2012	4,153,904
		1,690,000	Idearc, Inc., 8% due 11/15/2016	1,550,575
		125,000	News America, Inc., 7.125% due 4/08/2028	132,106
		140,000	News America, Inc., 7.625% due 11/30/2028	155,141
		5,210,000	News America, Inc., 6.40% due 12/15/2035	5,270,676
		5,060,000	News America, Inc., 6.75% due 1/09/2038	5,521,533
		3,135,000	Shaw Communications, Inc., 7.20% due 12/15/2011	3,225,131
		360,000	TCI Communications, Inc., 8.75% due 8/01/2015	418,754
		9,475,000	Time Warner Cable, Inc., 5.85% due 5/01/2017	9,498,384

Master Total Return Portfolio of Master Bond LLC
Schedule of Investments as of December 31, 2007 (Unaudited)			(in U.S. dollars)

	Face
Industry	Amount	Corporate Bonds	Value

USD	9,715,000	Time Warner Cos., Inc., 9.125% due 1/15/2013	$ 11,036,998
	720,000	Time Warner Cos., Inc., 7.57% due 2/01/2024	780,875
	150,000	Time Warner Entertainment Co. LP, 8.375%
		due 3/15/2023	176,684

			69,598,443

Metals & Mining - 0.3%	170,000	AK Steel Corp., 7.75% due 6/15/2012	170,850
	165,000	Aleris International, Inc., 9% due 12/15/2014 (d)	137,775
	795,000	Arch Western Finance LLC, 6.75% due 7/01/2013	771,150
	3,060,000	Freeport-McMoRan Copper & Gold, Inc., 8.25%
		due 4/01/2015	3,243,600
	2,310,000	Freeport-McMoRan Copper & Gold, Inc., 8.394%
		due 4/01/2015 (b)	2,344,650
	5,710,000	Freeport-McMoRan Copper & Gold, Inc., 8.375%
		due 4/01/2017	6,123,975
	415,000	Ispat Inland ULC, 9.75% due 4/01/2014	449,638

			13,241,638

Multi-Utilities - 0.2%	5,330,000	CMS Energy Corp., 6.55% due 7/17/2017	5,225,004
	480,000	CenterPoint Energy, Inc., 7.25% due 9/01/2010	508,635

			5,733,639

Oil, Gas & Consumable	7,000,000	Anadarko Petroleum Corp., 5.95% due 9/15/2016	7,127,610
Fuels - 1.4%	6,185,000	Anadarko Petroleum Corp., 6.45% due 9/15/2036	6,298,408
	20,000	Compton Petroleum Finance Corp., 7.625%
		due 12/01/2013	18,600
	80,000	ConocoPhillips, 7% due 3/30/2029	90,989
	988,000	ConocoPhillips Australia Funding Co., 4.643%
		due 4/09/2009 (b)	986,478
	235,000	Consolidated Natural Gas Co. Series A, 5%
		due 3/01/2014	227,913
	150,000	Consolidated Natural Gas Co. Series C, 6.25%
		due 11/01/2011	155,918
	450,000	Enterprise Products Operating LP, 4.95%
		due 6/01/2010	450,300
	6,500,000	Gazprom OAO, 7.288% due 8/16/2037 (a)	6,560,450
	35,000	KCS Energy, Inc., 7.125% due 4/01/2012	33,688
	7,100,000	Midamerican Energy Holdings Co., 5.95%
		due 5/15/2037	6,886,844
	5,175,000	Midamerican Energy Holdings Co., 6.50%
		due 9/15/2037	5,404,180
	6,635,000	Northwest Pipeline Corp., 7% due 6/15/2016	7,066,275
	115,000	Overseas Shipholding Group, Inc., 7.50%
		due 2/15/2024	109,969
	3,255,000	Petrobras International Finance Co., 5.875%
		due 3/01/2018	3,237,098
	4,490,000	Sabine Pass LNG LP, 7.50% due 11/30/2016	4,287,950
	920,000	Tennessee Gas Pipeline Co., 7% due 10/15/2028	928,724
	5,750,000	XTO Energy, Inc., 6.75% due 8/01/2037	6,167,623

			56,039,017

Paper & Forest Products - 0.0%	75,000	Bowater Canada Finance Corp., 7.95%
		due 11/15/2011	60,563
	190,000	Domtar Corp., 7.125% due 8/15/2015	186,200
	760,000	Georgia-Pacific Corp., 7.125% due 1/15/2017 (a)	739,100

			985,863

Master Total Return Portfolio of Master Bond LLC
Schedule of Investments as of December 31, 2007 (Unaudited)				(in U.S. dollars)

		Face
Industry		Amount	Corporate Bonds	Value

Pharmaceuticals - 0.1%	USD	550,000	Bristol-Myers Squibb Co., 5.875% due 11/15/2036	$ 546,549
		75,000	Bristol-Myers Squibb Co., 6.875% due 8/01/2097	79,186
		4,965,000	Wyeth, 6% due 2/15/2036	4,964,613

				5,590,348

Real Estate Investment Trusts		180,000	AvalonBay Communities, Inc., 6.625% due 9/15/2011	188,000
(REITs) - 0.1%		380,000	Camden Property Trust, 4.70% due 7/15/2009	378,682
		2,075,000	Developers Diversified Realty Corp., 6.625%
			due 1/15/2008	2,076,946
		340,000	Rouse Co. LP, 3.625% due 3/15/2009	323,938
		450,000	Rouse Co. LP, 6.75% due 5/01/2013 (a)	418,024
		905,000	Rouse Co. LP, 5.375% due 11/26/2013	781,600

				4,167,190

Wireless Telecommunication		140,000	Rogers Wireless, Inc., 7.50% due 3/15/2015	153,102
Services - 0.2%		375,000	Sprint Nextel Corp., 6% due 12/01/2016	359,172
		1,380,000	Vodafone Group Plc, 5.45% due 12/28/2007 (b)	1,380,000
		275,000	Vodafone Group Plc, 5% due 12/16/2013	270,361
		55,000	Vodafone Group Plc, 5% due 9/15/2015	53,008
		4,325,000	Vodafone Group Plc, 6.15% due 2/27/2037	4,271,457

				6,487,100

			Total Corporate Bonds
			(Cost - $847,469,279) - 21.1%	846,008,120

			Foreign Government Obligations

		8,037,500	Argentina Bonos, 5.389% due 8/03/2012 (b)(i)	7,087,638
	EUR	5,600,000	Bundesrepublik Deutschland Series 07, 4.25%
			due 7/04/2039	7,723,230
	USD	7,100,000	Colombia Government International Bond, 7.375%
			due 9/18/2037	7,898,750
		850,000	Israel Government AID Bond, 5.50% due 9/18/2023	914,652
		625,000	Israel Government AID Bond, 5.50% due 4/26/2024	673,757
		2,378,000	Mexico Government International Bond, 6.375%
			due 1/16/2013	2,529,003
		425,000	Peru Government International Bond, 6.55%
			due 3/14/2037 (i)	444,125
	NZD	635,000	Province of Manitoba Canada, 6.375% due 9/01/2015	448,923
		720,000	Province of Ontario Canada, 6.25% due 6/16/2015	503,642

			Total Foreign Government Obligations
			(Cost - $28,409,088) - 0.7%	28,223,720

			Preferred Securities

Capital Trusts

Capital Markets - 0.1%	USD	1,868,000	Lehman Brothers Holdings Capital Trust V,
			5.857% (b)(f)	1,664,855
		5,550,000	Mellon Capital IV Series 1, 6.244% (b)(f)	5,151,083

				6,815,938

Commercial Banks - 0.3%		3,555,000	BAC Capital Trust VI, 5.625% due 3/08/2035	3,036,244
		45,000	BAC Capital Trust XI, 6.625% due 5/23/2036	43,780
		8,775,000	USB Capital IX, 6.189% (b)(f)	7,941,489

				11,021,513

			Total Capital Trusts
			(Cost - $19,704,103) - 0.5%	17,837,451

Master Total Return Portfolio of Master Bond LLC
Schedule of Investments as of December 31, 2007 (Unaudited)				(in U.S. dollars)

		Shares
		Held	Preferred Stocks	Value

Commercial Banks - 1.0%		1,540,000	Wachovia Corp. Series J, 8%	$ 38,962,000

Thrifts & Mortgage Finance - 1.6%		1,218,825	Fannie Mae, 8.25%	31,384,744
		214,200	Fannie Mae Series O, 7%	9,873,292
		868,000	Freddie Mac Series Z, 8.375%	22,698,200

				63,956,236

			Total Preferred Stocks
			(Cost - $102,585,500) - 2.5%	102,918,236

			Total Preferred Securities
			(Cost - $122,289,603) - 3.0%	120,755,687

		Face
		Amount	Short-Term Securities

Commercial Paper - 1.0%	USD	20,220,000	Chariot Funding LLC, 5.93% due 1/28/2008	20,135,301
		19,730,000	Falcon Asset Securitization Corp., 6.01%
			due 1/10/2008	19,704,570

			Total Short-Term Securities
			(Cost - $39,839,871) - 1.0%	39,839,871

		Number of
		Contracts	Options Purchased

Call Options Purchased		94**	Receive a fixed rate of 5.345% and pay a floating rate
			based on 3-month USD LIBOR, expiring November
			2009, Broker Lehman Brothers Special Financing	4,772,911
		67**	Receive a fixed rate of 5.39% and pay a floating rate
			based on 3-month LIBOR, expiring March 2012, Broker
			Lehman Brothers Special Financing	3,707,842
		15**	Receive a fixed rate of 5.47% and pay a floating rate
			based on 3-month LIBOR, expiring May 2012, Broker
			Bank of America NA	866,314
		173**	Receive a fixed rate of 5.525% and pay a floating rate
			based on 3-month LIBOR, expiring May 2012,
			Broker Citibank NA	9,854,201
		164**	Receive a fixed rate of 5.705% and pay a floating rate
			based on 3-month LIBOR, expiring May 2012,
			Broker Deutsche Bank AG	10,406,730
		125**	Receive a fixed rate of 5.78% and pay a floating rate
			based on 3-month LIBOR, expiring August 2010,
			Broker Deutsche Bank AG	9,011,926
		81**	Receive a fixed rate of 6.025% and pay a floating rate
			based on 3-month LIBOR, expiring June 2012,
			Broker Lehman Brothers Special Financing	5,866,258
		14**	Receive a fixed rate of 6.075% and pay a floating rate
			based on 3-month LIBOR, expiring July 2012, Broker
			Lehman Brothers Special Financing	1,074,034

				45,560,216

Put Currency Options Purchased		42,005	EUR Put 1.40, expiring January 2008	420

Put Options Purchased		94**	Pay a fixed rate of 5.345% and received a floating rate
			based 3-month USD LIBOR, expiring November 2009,
			Broker Lehman Brothers Special Financing	2,943,108
		67**	Pay a fixed rate of 5.39% and receive a floating rate
			based on 3-month LIBOR, expiring March 2012, Broker
			Lehman Brothers Special Financing	3,744,563

Master Total Return Portfolio of Master Bond LLC
Schedule of Investments as of December 31, 2007 (Unaudited)			(in U.S. dollars)

	Number of
	Contracts	Options Purchased	Value

	15**	Pay a fixed rate of 5.47% and receive a floating rate
		based 3-month LIBOR, expiring May 2012,
		Broker Bank of America NA (k)	$ 735,490
	81**	Pay a fixed rate of 5.50% and received a floating rate
		based on 3-month LIBOR, expiring January 2008,
		Broker Morgan Stanley Capital Services, Inc. (k)	2,439
	173**	Pay a fixed rate of 5.525% and receive a floating rate
		based on 3-month LIBOR, expiring May 2012,
		Broker Citibank NA (k)	7,765,367
	164**	Pay a fixed rate of 5.705% and receive a floating rate
		based on 3-month LIBOR, expiring May 2012,
		Broker Deutsche Bank AG (k)	6,537,252
	125**	Pay a fixed rate of 5.78% and receive a floating rate
		based 3-month LIBOR, expiring August 2010,
		Broker Deutsche Bank AG (k)	3,227,920
	81**	Pay a fixed rate of 6.025% and receive a floating rate
		based on 3-month LIBOR, expiring June 2012,
		Broker Lehman Brothers Special Financing (k)	2,703,912
	14**	Pay a fixed rate of 6.075% and receive a floating rate
		based 3-month LIBOR, expiring July 2012,
		Broker Lehman Brothers Special Financing (k)	471,536

			28,131,587

		Total Options Purchased
		(Premiums Paid - $57,413,075) - 1.8%	73,692,223

		Total Investments Before TBA Sale
		Commitments and Options Written
		(Cost - $6,231,087,904*) - 155.6%	6,246,290,128

	Face
	Amount	TBA Sale Commitments

		Fannie Mae Guaranteed Pass-Through Certificates:
USD	28,000,000	5.00% due 9/01/2017 - 1/15/2038	(27,173,054)
	107,200,000	5.50% due 7/01/2014 - 1/15/2038	(107,069,966)
	75,600,000	6.00% due 1/01/2021 - 1/15/2038	(76,856,643)
	2,300,000	Freddie Mac Mortgage Participation Certificates,
		4.50% due 5/01/2018 - 8/01/2020	(2,262,131)
	128,300,000	GNMA, 5.50% due 11/15/2033 - 8/20/2037	(128,981,273)

		Total TBA Sale Commitments
		(Premiums Received - $338,872,030) - (8.6%)	(342,343,067)

	Number of
	Contracts	Options Written

Call Options Written	43**	Pay a fixed rate of 5.01% and receive a floating rate
		based on 3-month USD LIBOR, expiring November
		2008, Broker Union Bank of Switzerland, AG (k)	(1,799,554)
	30**	Pay a fixed rate of 5.025% and receive a floating rate
		based on 3-month USD LIBOR, expiring November
		2010, Broker Union Bank of Switzerland, AG (k)	(1,244,760)
	67**	Pay a fixed rate of 5.115% and receive a floating rate
		based on 3-month LIBOR, expiring March 2008, Broker
		Lehman Brothers Special Financing (k)	(2,645,730)

Master Total Return Portfolio of Master Bond LLC
Schedule of Investments as of December 31, 2007 (Unaudited)			(in U.S. dollars)

	Number of
	Contracts	Options Written	Value

	55**	Pay a fixed rate of 5.40% and receive a floating rate
		based on 3-month USD LIBOR, expiring December
		2010, Broker Union Bank of Switzerland, AG (k)	$ (2,977,315)
	107**	Pay a fixed rate of 5.53% and receive a floating rate
		based on 3-month LIBOR, expiring October 2012,
		Broker Barclays Bank Plc (k)	(6,479,611)
	42**	Pay a fixed rate of 5.74% and receive a floating rate
		based on 3-month LIBOR, expiring October 2012,
		Broker JPMorgan Chase (k)	(2,331,999)
	5**	Pay a fixed rated of 5.135% and receive a floating rate
		based on 3-month LIBOR, expiring April 2008, Broker
		Barclays Bank Plc (k)	(215,800)
	4**	Pay a fixed rated of 5.46% and receive a floating rate
		based on 3-month LIBOR, expiring August 2008,
		Broker JPMorgan Chase (k)	(229,973)
	29**	Pay a fixed rated of 5.46% and receive a floating rate
		based on 3-month LIBOR, expiring August 2008,
		Broker JPMorgan Chase (k)	(1,528,039)
	5**	Pay a fixed rated of 5.485% and receive a floating rate
		based on expiring 3-month LIBOR, expiring October
		2009, Broker JPMorgan Chase (k)	(271,274)
	3**	Pay a fixed rated of 5.67% and receive a floating rate
		based on 3-month LIBOR, expiring January 2010,
		Broker Citibank NA (k)	(252,026)
	100**	Pay a fixed rated of 5.7575% and receive a floating rate
		based on 3-month LIBOR, expiring July 2008, Broker
		Credit Suisse International (k)	(358,000)
	390	U.S. Treasury Bonds, expiring February 2008 at
		USD 112	(170,625)

			(20,504,706)

Put Options Written	43**	Receive a fixed rate of 5.01% and pay a floating rate
		based on 3-month USD LIBOR, expiring November
		2008, Broker Union Bank of Switzerland, AG (k)	(952,424)
	30**	Receive a fixed rate of 5.025% and pay a floating rate
		based on 3-month USD LIBOR, expiring November
		2010, Broker Union Bank of Switzerland, AG (k)	(1,590,420)
	67**	Receive a fixed rate of 5.115% and pay a floating rate
		based on 3-month LIBOR, expiring March 2008, Broker
		Lehman Brothers Special Financing (k)	(530,618)
	5**	Receive a fixed rate of 5.135% and pay a floating rate
		based on 3-month LIBOR, expiring April 2008,
		Broker Barclays Bank Plc (k)	(38,050)
	55**	Receive a fixed rate of 5.40% and pay a floating rate
		based on 3-month USD LIBOR, expiring December
		2010, Broker Union Bank of Switzerland, AG (k)	(2,203,245)
	5**	Receive a fixed rate of 5.485% and pay a floating rate
		based on 3-month LIBOR, expiring October 2009,
		Broker JPMorgan Chase (k)	(156,200)

Master Total Return Portfolio of Master Bond LLC
Schedule of Investments as of December 31, 2007 (Unaudited)		(in U.S. dollars)

Number of
Contracts	Options Written	Value

107**	Receive a fixed rate of 5.53% and pay a floating rate
	based on 3-month LIBOR, expiring October 2012,
	Broker Barclays Bank Plc (k)	$ (3,734,203)
3**	Receive a fixed rate of 5.67% and pay a floating rate
	based on 3-month LIBOR, expiring January 2010,
	Broker Citibank NA (k)	(81,737)
100**	Receive a fixed rate of 5.7575% and pay a floating rate
	based on 3-month LIBOR, expiring July 2008, Broker
	Credit Suisse International (k)	(8,431,700)
34**	Receive a fixed rated of 5.46% and pay a floating rate
	based on 3-month LIBOR, expiring August 2008,
	Broker JPMorgan Chase (k)	(381,771)
42**	Receive a fixed rte of 5.74% and pay a floating rate
	based on 3-month LIBOR, expiring October 2012,
	Broker JPMorgan Chase (k)	(1,878,543)

		(19,978,911)

	Total Options Written
	(Premiums Received - $32,736,372 ) - (1.0%)	(40,483,617)

	Total Investments, Net of TBA Sale Commitments and
	Options Written (Cost - $5,859,479,502) - 146.0%	5,863,463,444
	Liabilities in Excess of Other Assets - (46.0%)	(1,848,410,315)
	Net Assets - 100.0%	$ 4,015,053,129

*	The cost and unrealized appreciation (depreciation) of investments, as of December 31, 2007, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 6,237,259,423

Gross unrealized appreciation	$ 72,045,426
Gross unrealized depreciation	(63,014,721)

Net unrealized appreciation	$ 9,030,705

** One contract represents a notional amount of $1,000,000.

  Asset-Backed and Mortgage-Backed Securities are subject to principal paydowns. As a result of the prepayments or refinancings of the underlying instruments, the average life may be substantially less than the original maturity.
(a)	The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

(b)	Floating rate security.

(c)	Investments in companies considered to be an affiliate of the Master Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Interest/
	Purchase	Sale		Realized	Dividend
Affiliate	Cost	Cost		Loss	Income

BlackRock Capital Finance LP Series 1997-R2
Class AP, 9.308% due 12/25/2035	-	$ 353		$ (2)	$ 311
BlackRock Liquidity Series, LLC
Money Market Series	-		-	-	$ 18
Merrill Lynch Mortgage Trust Series 2007-C1
Class AM, 6.022% due 6/12/2050	-		-	-	$ 18,994

(d)	Represents a pay-in-kind security which may pay interest/dividends in additional face/shares.

(e)	All or a portion of security held as collateral in connection with open financial futures contracts.

(f)	The security is a perpetual bond and has no definite maturity date.

Master Total Return Portfolio of Master Bond LLC

Schedule of Investments as of December 31, 2007 (Unaudited)

(in U.S. dollars)

(g)	Represents or includes a "to-be-announced" transaction. The Master Portfolio has committed to purchasing securities for which all specific information is not available at this time.

(h)	Represents the interest only portion of a mortgage-backed security and has either a nominal or a notional amount of principal.

(i)	Subject to principal paydowns.

(j)	Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase.

(k)	This European style swaption, which can be exercised only on the expiration date, represents a standby commitment whereby the writer of the option is obligated to enter into a predetermined interest rate swap contract upon exercise of swaption.

  For Master Portfolio compliance purposes, the Master Portfolio's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Master Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.
  Forward foreign exchange contracts as of December 31, 2007 were as follows:
				Unrealized
Foreign Currency	Foreign Currency	Settlement		Appreciation
Purchased	Sold	Date		(Depreciation)

JPY 8,532,333,449	USD 73,951,130	1/15/2008		$ 2,561,031
JPY 2,086,595,000	USD 18,818,447	1/15/2008		(107,282)
JPY 2,356,585,000	USD 21,076,466	1/15/2008		55,785
USD 38,828,527	JPY 4,192,549,000	1/15/2008		1,232,600
EUR 6,378,124	USD 9,457,246	1/23/2008		(128,020)
MXN 30,988,640	USD 2,825,525	1/23/2008		9,279
USD 6,903,624	EUR 4,872,000	1/23/2008		(222,608)
USD 2,849,897	MXN 30,988,640	1/23/2008		15,093
USD 991,205	NZD 1,296,466	1/23/2008		(3,694)

Total Unrealized Appreciation on Forward Foreign Exchange Contracts - Net				$ 3,412,184

• Financial futures contracts purchased as of December 31, 2007 were as follows:

				Unrealized
Number of		Expiration	Face	Appreciation
Contracts	Issue	Date	Value	(Depreciation)

591	Euro Bund Future	March 2008	$ 99,902,761	$ (2,167,466)
112	Euro Dollar Future	December 2008	$ 26,573,731	482,669
317	Euro Bor	March 2008	$ 110,723,193	(104,343)
3,190	10-Year U.S. Treasury Bond	March 2008	$ 362,070,804	(354,710)
582	Euro Dollar Future	September 2008	$ 140,376,795	45,254
476	Euro BOBL	March 2008	$ 76,204,761	(1,085,326)

Total Unrealized Depreciation - Net				$ (3,183,922)

• Financial futures contracts sold as of December 31, 2007 were as follows:

				Unrealized
Number of		Expiration	Face	Appreciation
Contracts	Issue	Date	Value	(Depreciation)

582	Euro Dollar Future	September 2009	$ 140,189,010	$ (240)
1,307	2-Year U.S. Treasury Bond	March 2008	$ 274,407,103	(389,647)
4,793	5-Year U.S. Treasury Bond	March 2008	$ 526,695,645	(1,882,386)
1,111	30-Year U.S. Treasury Bond	March 2008	$ 129,961,911	669,286

Total Unrealized Depreciation - Net				$ (1,602,987)

Master Total Return Portfolio of Master Bond LLC
Schedule of Investments as of December 31, 2007 (Unaudited)			(in U.S. dollars)

• Swaps outstanding as of December 31, 2007 were as follows:

Unrealized
		Notional	Appreciation
		Amount	(Depreciation)

Receive (pay) a variable return based on the change in the
spread return of the Bank of America CMBS AAA 10 yr
Index and pay a floating rate based on period starting
nominal spread plus 0 bps.
Broker, Bank of America NA
Expires April 2008	USD	40,170,000	-

Sold credit default protection on Comcast Cable Communications, Inc. and receive 1.15%

Broker, Morgan Stanley Capital Services Inc.
Expires September 2008	USD	7,115,000	$ 49,206

Receive a fixed rate of 3.401% and pay 3.875% on Treasury Inflation Protected Securities (TIPS) adjusted principal

Broker, JPMorgan Chase
Expires January 2009	USD	14,888,000	(346,755)

Receive a fixed rate of 5.496% and pay a floating rate
based on 3-month USD LIBOR
Broker, Bank of America NA
Expires July 2009	USD	10,000,000	245,772

Receive a fixed rate of 4.7775% and pay a floating rate
based on 3-month USD LIBOR
Broker, Citibank NA
Expires August 2009	USD	172,000,000	2,469,344

Receive a fixed rate of 5.2725% and pay a floating rate based on 3-month LIBOR

Broker, Citibank NA
Expires October 2009	USD	51,500,000	1,280,219

Receive a fixed rate of 4.034% and pay a floating rate
based on 3-month USD LIBOR
Broker, Deutsche Bank AG London
Expires December 2009	USD	160,200,000	537,067

Receive a fixed rate of 4.10% and pay a floating rate
based on 3-month USD LIBOR
Broker, Lehman Brothers Special Financing
Expires December 2009	USD	123,900,000	564,266

Master Total Return Portfolio of Master Bond LLC
Schedule of Investments as of December 31, 2007 (Unaudited)			(in U.S. dollars)

• Swaps outstanding as of December 31, 2007 were as follows:

			Unrealized
		Notional	Appreciation
		Amount	(Depreciation)

Receive a fixed rate of 4.05% and pay a floating rate
based on 3-month USD LIBOR

Broker, Barclays Bank Plc
Expires December 2009	USD	57,800,000	$ 210,869

Receive a fixed rate of 4.51% and pay a floating rate
based on 3-month USD LIBOR
Broker, UBS Warburg
Expires September 2010	USD	5,600,000	89,058

Receive a fixed rate of 5% and pay a floating rate based
on 3-month USD LIBOR
Broker, Deutsche Bank AG London
Expires November 2010	USD	4,000,000	117,682

Receive a fixed rate of 5.158% and pay a floating rate
based on 3-month USD LIBOR
Broker, Goldman Sachs Capital Markets, L.P.
Expires November 2010	USD	5,700,000	191,792

Bought credit default protection on Sara Lee Corp.
and pay 0.57%
Broker, Lehman Brothers Special Financing
Expires December 2010	USD	7,580,000	(75,626)

Bought credit default protection on RadioShack Corp.
and pay 1.16%
Broker, UBS Warburg
Expires December 2010	USD	7,625,000	66,429

Bought credit default protection on Limited Brands, Inc.
And pay 1.065%
Broker, UBS Warburg
Expires December 2010	USD	7,625,000	52,117

Receive a fixed rate of 4.17% and pay 3.50% on Treasury
Inflation Protected Securities (TIPS) adjusted principal
Broker, Morgan Stanley Capital Services Inc.
Expires January 2011	USD	13,829,000	(995,705)

Bought credit default protection on Sara Lee Corp.
and pay 0.604%
Broker, JPMorgan Chase
Expires March 2011	USD	7,720,000	(87,953)

Master Total Return Portfolio of Master Bond LLC
Schedule of Investments as of December 31, 2007 (Unaudited)			(in U.S. dollars)

• Swaps outstanding as of December 31, 2007 were as follows:

			Unrealized
		Notional	Appreciation
		Amount	(Depreciation)

Bought credit default protection on Limited Brands, Inc.
and pay 0.73%
Broker, Lehman Brothers Special Financing
Expires March 2011	USD	7,720,000	$ 160,631

Bought credit default protection on Computer Sciences
Corp. and pay 0.88%
Broker, Morgan Stanley Capital Services Inc.
Expires June 2011	USD	7,770,000	(165,571)

Receive a fixed rate of 4.906% and pay a floating rate
based on 3-month LIBOR
Broker, UBS Warburg
Expires December 2011	USD	200,000,000	6,065,928

Receive a fixed rate of 4.946% and pay a floating rate
based on 3-month LIBOR
Broker, Citibank NA
Expires December 2011	USD	76,800,000	2,439,845

Receive a fixed rate of 4.897% and pay a floating rate
based on 3-month LIBOR
Broker, JPMorgan Chase
Expires December 2011	USD	165,000,000	4,948,898

Pay a fixed rate of 5.0016% and receive a floating rate
based on 3-month LIBOR
Broker, UBS Warburg
Expires January 2012	USD	63,300,000	(2,183,010)

Pay a fixed rate of 5.58875% and receive a floating rate
based on 3-month USD LIBOR
Broker, Goldman Sachs Capital Markets, L.P.
Expires July 2012	USD	57,600,000	(3,448,688)

Sold credit default protection on Lehman Brothers Holdings,
Inc. and receive 0.95%
Broker, Deutsche Bank AG London
Expires September 2012	USD	3,625,000	(36,638)

Sold credit default protection on Lehman Brothers Holdings,
Inc. and receive 1.12%
Broker, Deutsche Bank AG London
Expires September 2012	USD	9,000,000	(27,477)

Master Total Return Portfolio of Master Bond LLC
Schedule of Investments as of December 31, 2007 (Unaudited)			(in U.S. dollars)

• Swaps outstanding as of December 31, 2007 were as follows:

			Unrealized
		Notional	Appreciation
		Amount	(Depreciation)

Receive a fixed rate of 4.867% and pay a floating rate
based on 3-month USD LIBOR
Broker, UBS Warburg
Expires October 2012	USD	100,400,000	$ 3,035,102

Pay a fixed rate of 4.90125% and receive a floating rate
based on 3-month USD-LIBOR
Broker, UBS Warburg
Expires October 2012	USD	140,700,000	(4,475,933)

Receive a fixed rate of 5.023% and pay a floating rate
based on 3-month USD LIBOR
Broker, Deutsche Bank AG London
Expires October 2012	USD	135,100,000	5,003,421

Bought credit default protection on 1-week (SIMFA)
Municipal Swap Index rate and pay 3.75%
Broker, Barclays Bank Plc
Expires December 2012	EUR	60,417,202	(229,264)

Bought credit default protection on Eastman Chemical
Co. and pay 0.68%
Broker, Morgan Stanley Capital Services Inc.
Expires September 2013	USD	7,800,000	(67,805)

Pay a fixed rate of 4.88911% and receive a floating rate
based on 3-month USD LIBOR
Broker, Goldman Sachs Capital Markets
Expires August 2014	USD	8,000,000	(236,090)

Pay a fixed rate of 5.03382% and receive a floating rate
based on 3-month USD LIBOR
Broker, Deutsche Bank AG London
Expires April 2015	USD	3,500,000	(126,127)

Pay a fixed rate of 4.50% and receive a floating rate based on
3-month USD LIBOR
Broker, JPMorgan Chase
Expires May 2015	USD	2,400,000	(4,853)

Receive a fixed rate of 4.725% and pay a floating rate based on 3-month USD LIBOR
Broker, Morgan Stanley Capital Services Inc.
Expires August 2015	USD	4,700,000	72,589

Master Total Return Portfolio of Master Bond LLC
Schedule of Investments as of December 31, 2007 (Unaudited)			(in U.S. dollars)

• Swaps outstanding as of December 31, 2007 were as follows:

			Unrealized
		Notional	Appreciation
		Amount	(Depreciation)

Receive a fixed rate of 5.94% and pay a floating rate
based on 3-month USD LIBOR
Broker, UBS Warburg
Expires December 2015	USD	1,400,000	$ 132,246

Receive a fixed rate of 6.65% and pay a floating rate
based on 3-month NZD Bank Bill Rate
Broker, Citibank NA
Expires December 2015	NZD	2,000,000	(109,926)

Receive a fixed rate of 5.723% and pay a floating rate
based on 3-month USD LIBOR
Broker, JPMorgan Chase
Expires July 2016	USD	4,800,000	392,173

Receive a fixed rate of 5.275% and pay a floating rate
based on 3-month USD LIBOR
Broker, Deutsche Bank AG London
Expires October 2016	USD	2,200,000	109,920

Receive a fixed rate of 5.085% and pay a floating rate
based on 3-month LIBOR
Broker, Deutsche Bank AG London
Expires November 2016	USD	17,100,000	568,978

Pay a fixed rate of 5.225% and receive a floating rate
based on 3-month LIBOR
Broker, Deutsche Bank AG London
Expires January 2017	USD	7,400,000	(340,786)

Receive a fixed rate of 5.16% and pay a floating rate
based on 3-month LIBOR
Broker, Deutsche Bank AG London
Expires February 2017	USD	30,300,000	1,214,900

Receive a fixed rate of 5.295% and pay a floating rate
based on 3-month USD LIBOR
Broker, UBS Warburg
Expires February 2017	USD	9,600,000	491,753

Pay a fixed rate of 5.071% and receive a floating rate
based on 3-month LIBOR
Broker, UBS Warburg
Expires March 2017	USD	70,300,000	(3,305,796)

Master Total Return Portfolio of Master Bond LLC
Schedule of Investments as of December 31, 2007 (Unaudited)			(in U.S. dollars)

• Swaps outstanding as of December 31, 2007 were as follows:

			Unrealized
		Notional	Appreciation
		Amount	(Depreciation)

Receive a fixed rate of 5.25% and pay a floating rate
based on 3-month USD LIBOR
Broker, Goldman Sachs Capital Markets, L.P.
Expires April 2017	USD	900,000	$ 32,396

Pay a fixed rate of 5.6825% and receive a floating rate
based on 3-month LIBOR
Broker, Lehman Brothers Special Financing
Expires June 2017	USD	49,200,000	(3,972,703)

Pay a fixed rate of 5.85% and receive a floating rate
based on 3-month USD LIBOR
Broker, Deutsche Bank AG London
Expires June 2017	USD	1,300,000	(121,078)

Pay a fixed rate of 5.74% and receive a floating rate
based on 3-month USD LIBOR
Broker, Deutsche Bank AG London
Expires June 2017	USD	1,800,000	(152,248)

Pay a fixed rate of 5.725% and receive a floating rate
based on 3-month LIBOR
Broker, Deutsche Bank AG London
Expires June 2017	USD	58,800,000	(4,932,319)

Pay a fixed rate of 5.5451% and receive a floating rate
based on 3-month USD LIBOR
Broker, Deutsche Bank AG London
Expires June 2017	USD	2,300,000	(159,986)

Pay a fixed rate of 5.775% and receive a floating rate
based on 3-month USD LIBOR
Broker, Deutsche Bank AG London
Expires July 2017	USD	16,800,000	(1,477,477)

Pay a fixed rate of 5.6425% and receive a floating rate
based on 3-month USD LIBOR
Broker, Citibank NA
Expires July 2017	USD	8,800,000	(683,906)

Receive a fixed rate of 5.3175% and pay a floating rate
based on 3-month USD LIBOR
Broker, Barclays Bank Plc
Expires August 2017	USD	17,000,000	875,756

Master Total Return Portfolio of Master Bond LLC
Schedule of Investments as of December 31, 2007 (Unaudited)			(in U.S. dollars)

• Swaps outstanding as of December 31, 2007 were as follows:

			Unrealized
		Notional	Appreciation
		Amount	(Depreciation)

Pay a fixed rate of 4.968% and receive a floating rate
based on 3 month USD LIBOR
Broker, Deutsche Bank AG London
Expires September 2017	USD	79,700,000	$ (1,935,102)

Pay a fixed rate of 5.26054% and receive a floating rate
based on 3-month USD LIBOR
Broker, Morgan Stanley Capital Services Inc.
Expires September 2017	USD	56,600,000	(2,691,270)

Pay a fixed rate of 5.305% and receive a floating rate
based on 3-month USD LIBOR
Broker, Citibank NA
Expires October 2017	USD	154,400,000	(7,834,695)

Pay a fixed rate of 5.2875% and receive a floating rate
based on 3-month USD LIBOR
Broker, Deutsche Bank AG London
Expires October 2017	USD	76,400,000	(3,768,517)

Pay a fixed rate of 5.305% and receive a floating rate
based on 3-month USD LIBOR
Broker, Barclays Bank Plc
Expires October 2017	USD	41,600,000	(2,126,423)

Receive a fixed rate of 5.055% and pay a floating rate
based on 3-month USD LIBOR
Broker, UBS Warburg
Expires November 2017	USD	58,400,000	1,825,943

Receive a fixed rate of 5% and pay a floating rate
based on 3-month USD LIBOR
Broker, Morgan Stanley Capital Services Inc.
Expires November 2017	USD	9,200,000	246,221

Receive a fixed rate of 5.411% and pay a floating rate
based on 3-month LIBOR
Broker, JPMorgan Chase
Expires August 2022	USD	86,925,000	4,878,312

Receive a fixed rate of 5.411% and pay a floating rate
based on 3-month USD LIBOR
Broker, Goldman Sachs Capital Markets, L.P.
Expires April 2027	USD	1,700,000	94,328

Total			$ (7,656,566)

Master Total Return Portfolio of Master Bond LLC

Schedule of Investments as of December 31, 2007 (Unaudited)

• Currency Abbreviations:

EUR Euro JPY Japanese Yen MXN Mexican Peso NZD New Zealand Dollar USD U.S. Dollar

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule
30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-

3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Total Return Fund of BlackRock Bond Fund, Inc. and Master Total Return Portfolio of Master Bond LLC

By: /s/ Donald C. Burke

Donald C. Burke Chief Executive Officer (principal executive officer) of

BlackRock Total Return Fund of BlackRock Bond Fund, Inc. and Master Total Return Portfolio of Master Bond LLC

Date: February 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Total Return Fund of BlackRock Bond Fund, Inc. and Master Total Return Portfolio of
Master Bond LLC

Date: February 21, 2008

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Total Return Fund of BlackRock Bond Fund, Inc. and Master Total Return Portfolio of
Master Bond LLC

Date: February 21, 2008